OTHER EXPENSE (INCOME)	12 Months Ended
Dec. 31, 2020
Disclosure of Other Expense (Income) [Abstract]
OTHER EXPENSE (INCOME)	OTHER EXPENSE (INCOME)

	US Dollars
Figures in millions	2020	2019	2018
Care and maintenance note 36	—	47	39
Governmental fiscal claims, cost of old tailings operations and other expenses	20	21	14
Guinea public infrastructure contribution	—	8	—
Pension and medical defined benefit provisions	8	9	10
Royalty receivable impaired	4	—	—
Royalties received	(2)	(3)	(10)
Brazilian power utility legal settlement	—	(16)	—
Retrenchment and related costs	—	3	6
Legal fees and project costs	9	11	16
Refund from insurance claim	(5)	—	—
Other indirect taxes	23	3	4
	57	83	79

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